GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
GOODWILL [Abstract]
Beginning balance	$ 35,821	$ 37,960
Foreign currency translation adjustments	(165)	(2,139)
Ending balance	$ 35,656	$ 35,821